Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties

NOTE 4 – RISKS AND UNCERTAINTIES

The Plan provides for various investment options of Prosperity Bancshares, Inc. common stock, mutual funds, fixed income securities, collective investment trusts, and other investment securities. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility risk. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the statements of net assets available for benefits and the amounts reported in participant accounts.

The Plan's investment in shares of Prosperity Bancshares, Inc. common stock represents 10% and 11% of total investments at fair value as of December 31, 2025 and 2024, respectively. As a result of this concentration, any significant fluctuation in the market value of the common stock could affect individual participant accounts and the net assets available for benefits of the Plan.